Equity - Schedule of 2022 Performance Incentive Plan (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
At the beginning of financial year
Grant during the year	3,141,000
At the end of financial year	3,141,000